Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

Operating Leases	($ million)
2020	$126
2021	96
2022	70
2023	53
2024	38
2025 and thereafter	125
Total future minimum lease payments	$508
Less: Interest	(59)
Total	$449

Schedule of Equipment on Operating Leases
A summary of equipment on operating leases as of December 31, 2019, and 2018 is as follows:

	2019	2018
	(in millions)
Equipment on operating leases	$2,212	$2,139
Accumulated depreciation	(355)	(365)
Net equipment on operating leases	$1,857	$1,774

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$472

Schedule of Undiscounted Lease Payments to be Received Under Finance Leases
The following table sets out a maturity analysis of finance lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2020	$74
2021	60
2022	45
2023	42
2024	14
2025 and thereafter	22
Total undiscounted lease payments	$257
Unearned Finance Income	(18)
Present Value of Future minimum lease payments	$239